Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2010 Stock Options [Member]	Sep. 30, 2012 Smurfit Stone [Member]	May 27, 2011 Smurfit Stone [Member]
Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Shares reserved for future issuance															0.7	0.7
Net income attributable to Rock-Tenn Company shareholders	$ 82.3	$ 58.2	$ 31.9	$ 76.7	$ 83.9	$ (30.1)	$ 37.0	$ 50.3	$ 249.1	$ 141.1	$ 225.6
Less: Distributed and undistributed income available to participating securities									(0.8)	(1.4)	(2.5)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders									248.3	139.7	223.1
Basic weighted average shares outstanding									71.2	49.7	38.4
Basic earnings per share attributable to Rock-Tenn Company shareholders	$ 1.15	$ 0.82	$ 0.45	$ 1.08	$ 1.18	$ (0.60)	$ 0.94	$ 1.29	$ 3.49	$ 2.81	$ 5.80
Less: Distributed and undistributed income available to participating securities									(0.7)	(1.4)	(2.5)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders									$ 248.4	$ 139.7	$ 223.1
Effect of dilutive stock options and non-participating securities									0.9	0.8	0.7
Diluted weighted average shares outstanding									72.1	50.5	39.1
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$ 1.14	$ 0.81	$ 0.44	$ 1.06	$ 1.17	$ (0.60)	$ 0.92	$ 1.27	$ 3.45	$ 2.77	$ 5.70
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount												0.3	0.1	0.1